NET INCOME PER SHARE - Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic and diluted (loss) income per share	¥ 3,002	$ 470	¥ (62,712)	¥ (99,941)
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding (in shares) | shares	46,654,853	46,654,853	44,372,326	43,505,175
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding (in shares) | shares	46,654,853	46,654,853	44,372,326	43,505,175
Basic (loss) income per share | ¥ / shares	¥ 0.06		¥ (1.41)	¥ (2.30)
Diluted (loss) income per share | ¥ / shares	¥ 0.06		¥ (1.41)	¥ (2.30)